Financial statements of Barclays PLC, Parent company accounts - Balance sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Loans and advances to subsidiaries	£ 398,779	£ 361,451
Financial assets at fair value through the income statement	213,568	191,972
Derivative financial instruments	302,380	262,572
Other assets	5,477	3,785
Total assets	1,513,699	1,384,285
Liabilities
Deposits at amortised cost	545,782	519,433
Debt securities in issue	112,881	98,867
Subordinated liabilities	11,423	12,759
Financial liabilities designated at fair value	271,637	250,960
Derivative financial instruments	289,620	256,883
Other liabilities	13,789	10,505
Total liabilities	1,444,439	1,314,244
Equity
Other equity instruments	13,284	12,259
Other reserves	(2,192)	1,770
Retained earnings	52,827	50,487
Total equity	69,260	70,041
Total liabilities and equity	1,513,699	1,384,285
Barclays PLC
Assets
Investment in subsidiaries	64,544	62,528
Loans and advances to subsidiaries	23,628	22,072
Financial assets at fair value through the income statement	28,930	25,091
Derivative financial instruments	31	4
Other assets	402	68
Total assets	117,535	109,763
Liabilities
Deposits at amortised cost	544	488
Debt securities in issue	24,086	25,658
Subordinated liabilities	11,230	9,301
Financial liabilities designated at fair value	22,971	16,319
Derivative financial instruments	906	43
Other liabilities	131	117
Total liabilities	59,868	51,926
Equity
Called up share capital	3,968	4,188
Share premium account	405	348
Other equity instruments	13,250	12,241
Other reserves	788	555
Retained earnings	39,256	40,505
Total equity	57,667	57,837
Total liabilities and equity	£ 117,535	£ 109,763